Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Precidian ETFs Trust
Entity Central Index Key	0001499655
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
C000256275
Shareholder Report [Line Items]
Fund Name	Arm Holdings PLC ADRhedged™
Trading Symbol	ARMH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	The semi annual shareholder report contains important information about the Arm Holdings PLC ADRhedged™ for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at adrhedged.com/resources/. You can also request this information by contacting us at 844-954-5333.
Additional Information Phone Number	844-954-5333
Additional Information Website	adrhedged.com/resources/
Expenses [Text Block]

What were the Fund’s cost for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Arm Holdings PLC ADRhedged™	$20	0.19%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.19%	[1]
AssetsNet	$ 7,541,792
Holdings Count | Holding	5
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$7,541,792
Total number of portfolio holdings	5
Period portfolio turnover rate	0%

Holdings [Text Block]
Table Summary
Sector	% of Net Assets
Information Technology	97.5%
Money Market Funds	2.7

C000256274
Shareholder Report [Line Items]
Fund Name	ASML Holding NV ADRhedged™
Trading Symbol	ASMH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	The semi annual shareholder report contains important information about the ASML Holding NV ADRhedged™ for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at adrhedged.com/resources/. You can also request this information by contacting us at 844-954-5333.
Additional Information Phone Number	844-954-5333
Additional Information Website	adrhedged.com/resources/
Expenses [Text Block]

What were the Fund’s cost for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ASML Holding NV ADRhedged™	$14	0.19%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.19%	[2]
AssetsNet	$ 6,782,467
Holdings Count | Holding	5
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$6,782,467
Total number of portfolio holdings	5
Period portfolio turnover rate	0%

Holdings [Text Block]
Table Summary
Sector	% of Net Assets
Information Technology	97.1%
Money Market Funds	3.0

C000192680
Shareholder Report [Line Items]
Fund Name	BP p.l.c. ADRhedged™
Trading Symbol	BPH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	The semi annual shareholder report contains important information about the BP p.l.c. ADRhedged™ for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at adrhedged.com/resources/. You can also request this information by contacting us at 844-954-5333.
Additional Information Phone Number	844-954-5333
Additional Information Website	adrhedged.com/resources/
Expenses [Text Block]

What were the Fund’s cost for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BP p.l.c. ADRhedged™	$10	0.19%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%	[3]
AssetsNet	$ 1,753,296
Holdings Count | Holding	5
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,753,296
Total number of portfolio holdings	5
Period portfolio turnover rate	0%

Holdings [Text Block]
Table Summary
Sector	% of Net Assets
Energy	95.6%
Money Market Funds	4.6

C000192683
Shareholder Report [Line Items]
Fund Name	GSK plc ADRhedged™
Trading Symbol	GSKH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	The semi annual shareholder report contains important information about the GSK plc ADRhedged™ for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at adrhedged.com/resources/. You can also request this information by contacting us at 844-954-5333.
Additional Information Phone Number	844-954-5333
Additional Information Website	adrhedged.com/resources/
Expenses [Text Block]

What were the Fund’s cost for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GSK plc ADRhedged™	$10	0.19%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%	[4]
AssetsNet	$ 737,442
Holdings Count | Holding	5
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$737,442
Total number of portfolio holdings	5
Period portfolio turnover rate	0%

Holdings [Text Block]
Table Summary
Sector	% of Net Assets
Health Care	96.8%
Money Market Funds	2.6

C000192684
Shareholder Report [Line Items]
Fund Name	HSBC Holdings plc ADRhedged™
Trading Symbol	HSBH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	The semi annual shareholder report contains important information about the HSBC Holdings plc ADRhedged™ for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at adrhedged.com/resources/. You can also request this information by contacting us at 844-954-5333.
Additional Information Phone Number	844-954-5333
Additional Information Website	adrhedged.com/resources/
Expenses [Text Block]

What were the Fund’s cost for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
HSBC Holdings plc ADRhedged™	$11	0.19%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.19%	[5]
AssetsNet	$ 2,117,552
Holdings Count | Holding	5
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$2,117,552
Total number of portfolio holdings	5
Period portfolio turnover rate	0%

Holdings [Text Block]
Table Summary
Sector	% of Net Assets
Financials	96.2%
Money Market Funds	4.0

C000192669
Shareholder Report [Line Items]
Fund Name	Novo Nordisk A/S (B Shares) ADRhedged™
Trading Symbol	NVOH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	The semi annual shareholder report contains important information about the Novo Nordisk A/S (B Shares) ADRhedged™ for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at adrhedged.com/resources/. You can also request this information by contacting us at 844-954-5333.
Additional Information Phone Number	844-954-5333
Additional Information Website	adrhedged.com/resources/
Expenses [Text Block]

What were the Fund’s cost for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Novo Nordisk A/S (B Shares) ADRhedged™	$9	0.19%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.19%	[6]
AssetsNet	$ 4,169,899
Holdings Count | Holding	5
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$4,169,899
Total number of portfolio holdings	5
Period portfolio turnover rate	0%

Holdings [Text Block]
Table Summary
Sector	% of Net Assets
Health Care	96.9%
Money Market Funds	2.8

C000192674
Shareholder Report [Line Items]
Fund Name	SAP SE ADRhedged™
Trading Symbol	SAPH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	The semi annual shareholder report contains important information about the SAP SE ADRhedged™ for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at adrhedged.com/resources/. You can also request this information by contacting us at 844-954-5333.
Additional Information Phone Number	844-954-5333
Additional Information Website	adrhedged.com/resources/
Expenses [Text Block]

What were the Fund’s cost for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SAP SE ADRhedged™	$8	0.19%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.19%	[7]
AssetsNet	$ 287,081
Holdings Count | Holding	5
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$287,081
Total number of portfolio holdings	5
Period portfolio turnover rate	0%

Holdings [Text Block]
Table Summary
Sector	% of Net Assets
Information Technology	96.5%
Money Market Funds	3.0

C000192671
Shareholder Report [Line Items]
Fund Name	Shell plc ADRhedged™
Trading Symbol	SHEH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	The semi annual shareholder report contains important information about the Shell plc ADRhedged™ for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at adrhedged.com/resources/. You can also request this information by contacting us at 844-954-5333.
Additional Information Phone Number	844-954-5333
Additional Information Website	adrhedged.com/resources/
Expenses [Text Block]

What were the Fund’s cost for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Shell plc ADRhedged™	$10	0.19%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%	[8]
AssetsNet	$ 1,137,670
Holdings Count | Holding	5
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,137,670
Total number of portfolio holdings	5
Period portfolio turnover rate	0%

Holdings [Text Block]
Table Summary
Sector	% of Net Assets
Energy	96.0%
Money Market Funds	4.2

C000256267
Shareholder Report [Line Items]
Fund Name	STMicroelectronics NV ADRhedged™
Trading Symbol	STHH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	The semi annual shareholder report contains important information about the STMicroelectronics NV ADRhedged™ for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at adrhedged.com/resources/. You can also request this information by contacting us at 844-954-5333.
Additional Information Phone Number	844-954-5333
Additional Information Website	adrhedged.com/resources/
Expenses [Text Block]

What were the Fund’s cost for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
STMicroelectronics NV ADRhedged™	$19	0.19%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.19%	[9]
AssetsNet	$ 7,542,149
Holdings Count | Holding	5
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$7,542,149
Total number of portfolio holdings	5
Period portfolio turnover rate	0%

Holdings [Text Block]
Table Summary
Sector	% of Net Assets
Information Technology	96.8%
Money Market Funds	3.3

C000192676
Shareholder Report [Line Items]
Fund Name	Toyota Motor Corporation ADRhedged™
Trading Symbol	TMH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	The semi annual shareholder report contains important information about the Toyota Motor Corporation ADRhedged™ for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at adrhedged.com/resources/. You can also request this information by contacting us at 844-954-5333.
Additional Information Phone Number	844-954-5333
Additional Information Website	adrhedged.com/resources/
Expenses [Text Block]

What were the Fund’s cost for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Toyota Motor Corporation ADRhedged™	$9	0.19%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.19%	[10]
AssetsNet	$ 913,816
Holdings Count | Holding	5
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$913,816
Total number of portfolio holdings	5
Period portfolio turnover rate	0%

Holdings [Text Block]
Table Summary
Sector	% of Net Assets
Consumer Discretionary	96.5%
Money Market Funds	3.1

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized
[5]	Annualized
[6]	Annualized
[7]	Annualized
[8]	Annualized
[9]	Annualized
[10]	Annualized